Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 155	$ 542	$ (1,401)
Items to reconcile net income (loss) and cash flows from operating activities:
Depreciation and amortization	1,279	1,240	1,367
Other-than-temporary impairment charge and realized gains (losses) on financial assets	(318)		140
Loss (gain) on financial instruments, net	(25)	24	5
Non-cash stock-based compensation	29	34	37
Other non-cash items	(151)	(112)	(88)
Deferred income tax	47	120	(24)
Earnings (loss) on equity-method investments and gain on investment divestiture	28	(245)	337
Impairment, restructuring charges and other related closure costs, net of cash payments	(79)	(38)	(4)
Changes in assets and liabilities:
Trade receivables, net	184	139	(300)
Inventories, net	(59)	(252)	553
Trade payables	(384)	212	(54)
Other assets and liabilities, net	174	130	248
Net cash from operating activities	880	1,794	816
Cash flows from investing activities:
Net payment for purchase of tangible assets	(1,258)	(1,034)	(451)
Payment for purchase of marketable securities	(352)	(1,100)	(1,730)
Proceeds from sale of marketable securities	818	1,219	1,371
Proceeds from sale / settlement of non current marketable securities	350		75
Disposal of financial instrument			26
Investment in short-term deposits		(62)
Proceeds from matured short-term deposits	73
Restricted cash	(95)
Release of restricted cash	87	250
Investment in intangible and financial assets	(95)	(107)	(138)
Net proceeds from sale of stock received on investment divestiture	195	319
Proceeds received in business combinations			1,155
Payment for business acquisitions, net of cash and cash equivalents acquired	(10)	(11)	(18)
Net cash from (used in) investing activities	(287)	(526)	290
Cash flows from financing activities:
Proceeds from long-term debt	3	1	1
Proceeds from short term borrowings	333	75
Repurchase of issued debt	(422)	(508)	(103)
Repayment of long-term debt	(108)	(218)	(134)
Repayment of short-term borrowings	(8)
Increase (decrease) in short-term facilities	7		(20)
Dividends paid to stockholders	(327)	(212)	(158)
Dividends paid to noncontrolling interests	(5)	(7)	(5)
Purchase of equity from noncontrolling interests			(92)
Other financing activities	(2)	(7)	(2)
Net cash used in financing activities	(529)	(876)	(513)
Effect of changes in exchange rates	(44)	(88)	(14)
Net cash increase	20	304	579
Cash and cash equivalents at beginning of the period	1,892	1,588	1,009
Cash and cash equivalents at end of the period	1,912	1,892	1,588
Supplemental cash information:
Interest paid	17	15	34
Income tax paid (refund)	$ 83	$ 23	$ (141)